UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2026

Date of reporting period:	5/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Financial Services Fund
Class A:
PFSAX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class A	$65	1.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 142,242,904
Number of fund holdings	34
Portfolio turnover rate for the period	12%
MF188E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Diversified Banks	22.4%
Regional Banks	15.7%
Transaction & Payment Processing Services	15.5%
Investment Banking & Brokerage	14.3%
Asset Management & Custody Banks	8.0%
Life & Health Insurance	6.8%
Insurance Brokers	4.8%
Property & Casualty Insurance	4.4%
Financial Exchanges & Data	2.7%
Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan)	2.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Mortgage REITs	1.5%
Consumer Finance	0.8%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	A
NASDAQ	PFSAX
CUSIP	74441P106
MF188E2A

PGIM Jennison Financial Services Fund
Class C:
PUFCX
SEMIANNUAL SHAREHOLDER REP
O
RT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S
.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class C	$110	2.23%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 142,242,904
Number of fund holdings	34
Portfolio turnover rate for the period	12%
MF188E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Diversified Banks	22.4%
Regional Banks	15.7%
Transaction & Payment Processing Services	15.5%
Investment Banking & Brokerage	14.3%
Asset Management & Custody Banks	8.0%
Life & Health Insurance	6.8%
Insurance Brokers	4.8%
Property & Casualty Insurance	4.4%
Financial Exchanges & Data	2.7%
Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan)	2.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Mortgage REITs	1.5%
Consumer Finance	0.8%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	C
NASDAQ	PUFCX
CUSIP	74441P304
MF188E2C

PGIM Jennison Financial Services Fund
Class R:
PSSRX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R	$80	1.62%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 142,242,904
Number of fund holdings	34
Portfolio turnover rate for the period	12%
MF188E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Diversified Banks	22.4%
Regional Banks	15.7%
Transaction & Payment Processing Services	15.5%
Investment Banking & Brokerage	14.3%
Asset Management & Custody Banks	8.0%
Life & Health Insurance	6.8%
Insurance Brokers	4.8%
Property & Casualty Insurance	4.4%
Financial Exchanges & Data	2.7%
Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan)	2.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Mortgage REITs	1.5%
Consumer Finance	0.8%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	R
NASDAQ	PSSRX
CUSIP	74441P783
MF188E2R

PGIM Jennison Financial Services Fund
Class Z:
PFSZX
SEMIANNUAL SHAREHOLDER REPORT – May 31,
2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class Z	$52	1.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 142,242,904
Number of fund holdings	34
Portfolio turnover rate for the period	12%
MF188E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Diversified Banks	22.4%
Regional Banks	15.7%
Transaction & Payment Processing Services	15.5%
Investment Banking & Brokerage	14.3%
Asset Management & Custody Banks	8.0%
Life & Health Insurance	6.8%
Insurance Brokers	4.8%
Property & Casualty Insurance	4.4%
Financial Exchanges & Data	2.7%
Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan)	2.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Mortgage REITs	1.5%
Consumer Finance	0.8%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	Z
NASDAQ	PFSZX
CUSIP	74441P403
MF188E2Z

PGIM Jennison Financial Services Fund
Class R6:
PFSQX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R6	$50	1.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 142,242,904
Number of fund holdings	34
Portfolio turnover rate for the period	12%
MF188E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Diversified Banks	22.4%
Regional Banks	15.7%
Transaction & Payment Processing Services	15.5%
Investment Banking & Brokerage	14.3%
Asset Management & Custody Banks	8.0%
Life & Health Insurance	6.8%
Insurance Brokers	4.8%
Property & Casualty Insurance	4.4%
Financial Exchanges & Data	2.7%
Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan)	2.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Mortgage REITs	1.5%
Consumer Finance	0.8%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	R6
NASDAQ	PFSQX
CUSIP	74441P734
MF188E2R6

PGIM Jennison Health Sciences Fund
Class A:
PHLAX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE
FUND
COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class A	$57	1.15%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 1,386,553,307
Number of fund holdings	55
Portfolio turnover rate for the period	49%
MF188E4A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Biotechnology	37.6%
Pharmaceuticals	31.4%
Life Sciences Tools & Services	12.6%
Health Care Equipment	6.1%
Managed Health Care	5.9%
Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan)	3.5%
Health Care Services	2.5%
Health Care Supplies	1.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	A
NASDAQ	PHLAX
CUSIP	74441P502
MF188E4A

PGIM Jennison Health Sciences Fund
Class C:
PHLCX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST
SIX
MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class C	$98	1.98%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 1,386,553,307
Number of fund holdings	55
Portfolio turnover rate for the period	49%
MF188E4C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Biotechnology	37.6%
Pharmaceuticals	31.4%
Life Sciences Tools & Services	12.6%
Health Care Equipment	6.1%
Managed Health Care	5.9%
Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan)	3.5%
Health Care Services	2.5%
Health Care Supplies	1.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	C
NASDAQ	PHLCX
CUSIP	74441P700
MF188E4C

PGIM Jennison Health Sciences Fund
Class R:
PJHRX
SEMIANNUAL SHAREHOLDER REPORT – May 3
1, 2
026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R	$74	1.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 1,386,553,307
Number of fund holdings	55
Portfolio turnover rate for the period	49%
MF188E4R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Biotechnology	37.6%
Pharmaceuticals	31.4%
Life Sciences Tools & Services	12.6%
Health Care Equipment	6.1%
Managed Health Care	5.9%
Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan)	3.5%
Health Care Services	2.5%
Health Care Supplies	1.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	R
NASDAQ	PJHRX
CUSIP	74441P791
MF188E4R

PGIM Jennison Health Sciences Fund
Class Z:
PHSZX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Health
Scienc
es Fund (the
“Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class Z	$43	0.88%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 1,386,553,307
Number of fund holdings	55
Portfolio turnover rate for the period	49%
MF188E4Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Biotechnology	37.6%
Pharmaceuticals	31.4%
Life Sciences Tools & Services	12.6%
Health Care Equipment	6.1%
Managed Health Care	5.9%
Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan)	3.5%
Health Care Services	2.5%
Health Care Supplies	1.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	Z
NASDAQ	PHSZX
CUSIP	74441P866
MF188E4Z

PGIM Jennison Health Sciences Fund
Class R6:
PHLQX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R6	$39	0.79%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 1,386,553,307
Number of fund holdings	55
Portfolio turnover rate for the period	49%
MF188E4R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Biotechnology	37.6%
Pharmaceuticals	31.4%
Life Sciences Tools & Services	12.6%
Health Care Equipment	6.1%
Managed Health Care	5.9%
Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan)	3.5%
Health Care Services	2.5%
Health Care Supplies	1.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	R6
NASDAQ	PHLQX
CUSIP	74441P775
MF188E4R6

PGIM Jennison Utility Fund
Class A:
PRUAX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class A	$40	0.81%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 3,321,093,574
Number of fund holdings	31
Portfolio turnover rate for the period	8%
MF105E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Electric Utilities	59.9%
Multi-Utilities	27.6%
Independent Power Producers & Energy Traders	7.8%
Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan)	2.6%
Gas Utilities	2.3%
Construction & Engineering	0.7%
Renewable Electricity	0.5%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	A
NASDAQ	PRUAX
CUSIP	74441P858
MF105E2A

PGIM Jennison Utility Fund
Class C:
PCUFX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class C	$79	1.60%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 3,321,093,574
Number of fund holdings	31
Portfolio turnover rate for the period	8%
MF105E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Electric Utilities	59.9%
Multi-Utilities	27.6%
Independent Power Producers & Energy Traders	7.8%
Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan)	2.6%
Gas Utilities	2.3%
Construction & Engineering	0.7%
Renewable Electricity	0.5%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	C
NASDAQ	PCUFX
CUSIP	74441P833
MF105E2C

PGIM Jennison Utility Fund
Class R:
JDURX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R	$54	1.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 3,321,093,574
Number of fund holdings	31
Portfolio turnover rate for the period	8%
MF105E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Electric Utilities	59.9%
Multi-Utilities	27.6%
Independent Power Producers & Energy Traders	7.8%
Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan)	2.6%
Gas Utilities	2.3%
Construction & Engineering	0.7%
Renewable Electricity	0.5%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	R
NASDAQ	JDURX
CUSIP	74441P825
MF105E2R

PGIM Jennison Utility Fund
Class Z:
PRUZX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class Z	$27	0.55%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 3,321,093,574
Number of fund holdings	31
Portfolio turnover rate for the period	8%
MF105E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Electric Utilities	59.9%
Multi-Utilities	27.6%
Independent Power Producers & Energy Traders	7.8%
Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan)	2.6%
Gas Utilities	2.3%
Construction & Engineering	0.7%
Renewable Electricity	0.5%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	Z
NASDAQ	PRUZX
CUSIP	74441P817
MF105E2Z

PGIM Jennison Utility Fund
Class R6:
PRUQX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Utility Fund (the “Fund”)
for
the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R6	$23	0.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 3,321,093,574
Number of fund holdings	31
Portfolio turnover rate for the period	8%
MF105E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Electric Utilities	59.9%
Multi-Utilities	27.6%
Independent Power Producers & Energy Traders	7.8%
Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan)	2.6%
Gas Utilities	2.3%
Construction & Engineering	0.7%
Renewable Electricity	0.5%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	R6
NASDAQ	PRUQX
CUSIP	74441P726
MF105E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL SECTOR FUNDS, INC.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MAY 31, 2026

Table of Contents	Financial Statements and Other Information	May 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Financial Services Fund	2
PGIM Jennison Health Sciences Fund	14
PGIM Jennison Utility Fund	26
Notes to Financial Statements	38

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited)

as of May 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Asset Management & Custody Banks 8.0%
Acadian Asset Management, Inc.	62,186	$4,496,670
Ares Management Corp. (Class A Stock)	19,819	2,546,741
KKR & Co., Inc.	21,785	2,090,053
TPG, Inc.	52,011	2,214,108

		11,347,572

Consumer Finance 0.8%

LendingTree, Inc.*	28,109	1,073,764

Diversified Banks 22.4%

Bank of America Corp.	163,568	8,440,109

JPMorgan Chase & Co.	55,019	16,467,737

NU Holdings Ltd. (Brazil) (Class A Stock)*	156,568	2,055,738

PNC Financial Services Group, Inc. (The)	22,212	4,911,517

		31,875,101

Financial Exchanges & Data 2.7%

Moody’s Corp.	8,456	3,832,682

Insurance Brokers 4.8%

Marsh & McLennan Cos., Inc.	25,507	4,080,355

Ryan Specialty Holdings, Inc.(a)	85,994	2,738,909

		6,819,264

Investment Banking & Brokerage 14.3%

Goldman Sachs Group, Inc. (The)	11,100	11,383,716

Houlihan Lokey, Inc.	22,482	3,184,800

LPL Financial Holdings, Inc.	6,794	1,859,994

Marex Group PLC (United Kingdom)	73,215	3,876,002

		20,304,512

Life & Health Insurance 6.8%

Lincoln National Corp.	93,415	3,296,615

MetLife, Inc.	77,768	6,430,636

		9,727,251

Mortgage REITs 1.5%

Ladder Capital Corp., REIT	215,477	2,202,175

Property & Casualty Insurance 4.4%

Chubb Ltd.	20,181	6,291,023

Regional Banks 15.7%

Ameris Bancorp	38,031	3,206,394

East West Bancorp, Inc.	22,896	2,805,676

Eastern Bankshares, Inc.	78,637	1,551,508

Enterprise Financial Services Corp.	36,777	2,229,054

First Bancorp	48,297	2,841,313

M&T Bank Corp.	19,645	4,245,481

Truist Financial Corp.	66,640	3,212,714

Wintrust Financial Corp.	14,532	2,183,142

		22,275,282

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Reinsurance 2.3%

RenaissanceRe Holdings Ltd. (Bermuda)	11,887	$3,332,520

Transaction & Payment Processing Services 15.5%

Flywire Corp.*	168,073	2,695,891

Mastercard, Inc. (Class A Stock)	17,247	8,519,674

Visa, Inc. (Class A Stock)	33,287	10,863,544

		22,079,109

TOTAL LONG-TERM INVESTMENTS (cost $78,004,490)		141,160,255

SHORT-TERM INVESTMENTS 2.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wb)	1,168,558	1,168,558
PGIM Institutional Money Market Fund (7-day effective yield 3.818%) (cost $2,655,059; includes $2,651,992 of cash collateral for securities on loan)(b)(wb)	2,656,655	2,654,795

TOTAL SHORT-TERM INVESTMENTS (cost $3,823,617)		3,823,353

TOTAL INVESTMENTS 101.9%
(cost $81,828,107)		144,983,608
Liabilities in excess of other assets (1.9)%		(2,740,704)

NET ASSETS 100.0%		$142,242,904

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,598,960; cash collateral of $2,651,992 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Asset Management & Custody Banks	$11,347,572	$—	$—
Consumer Finance	1,073,764	—	—
Diversified Banks	31,875,101	—	—
Financial Exchanges & Data	3,832,682	—	—
Insurance Brokers.	6,819,264	—	—
Investment Banking & Brokerage	20,304,512	—	—
Life & Health Insurance	9,727,251	—	—
Mortgage REITs	2,202,175	—	—

See Notes to Financial Statements.

Prudential Sector Funds 3

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2026

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Property & Casualty Insurance	$6,291,023	$—	$—
Regional Banks	22,275,282	—	—
Reinsurance	3,332,520	—	—
Transaction & Payment Processing Services	22,079,109	—	—
Short-Term Investments
Affiliated Mutual Funds	3,823,353	—	—

Total	$144,983,608	$—	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2026 were as follows:

Diversified Banks	22.4%
Regional Banks	15.7
Transaction & Payment Processing Services	15.5
Investment Banking & Brokerage	14.3
Asset Management & Custody Banks	8.0
Life & Health Insurance	6.8
Insurance Brokers	4.8
Property & Casualty Insurance	4.4
Financial Exchanges & Data	2.7
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	2.7

Reinsurance	2.3%
Mortgage REITs	1.5
Consumer Finance	0.8

101.9
Liabilities in excess of other assets	(1.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$2,598,960	$(2,598,960)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Statement of Assets & Liabilities (unaudited)

as of May 31, 2026

Assets

Investments at value, including securities on loan of $2,598,960:
Unaffiliated investments (cost $78,004,490)	$141,160,255
Affiliated investments (cost $3,823,617)	3,823,353
Dividends and interest receivable	129,851
Receivable for Fund shares sold	3,246
Tax reclaim receivable	496
Prepaid expenses	916

Total Assets	145,118,117

Liabilities

Payable to broker for collateral for securities on loan	2,651,992
Management fee payable	90,654
Accrued expenses and other liabilities	48,892
Payable for Fund shares purchased	47,297
Distribution fee payable	31,125
Affiliated transfer agent fee payable	3,084
Directors’ fees payable	2,169

Total Liabilities	2,875,213

Net Assets	$142,242,904

Net assets were comprised of:
Common stock, at par	$63,235
Paid-in capital in excess of par	67,574,646
Total distributable earnings (loss)	74,605,023

Net assets, May 31, 2026	$142,242,904

See Notes to Financial Statements.

Prudential Sector Funds 5

PGIM Jennison Financial Services Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of May 31, 2026

Class A

Net asset value and redemption price per share, ($95,608,565 ÷ 4,271,359 shares of common stock issued and outstanding)	$22.38
Maximum sales charge (5.50% of offering price)	1.30

Maximum offering price to public	$23.68

Class C

Net asset value, offering price and redemption price per share, ($4,005,951 ÷ 219,453 shares of common stock issued and outstanding)	$18.25

Class R

Net asset value, offering price and redemption price per share, ($7,311,855 ÷ 329,052 shares of common stock issued and outstanding)	$22.22

Class Z

Net asset value, offering price and redemption price per share, ($34,071,930 ÷ 1,450,690 shares of common stock issued and outstanding)	$23.49

Class R6

Net asset value, offering price and redemption price per share, ($1,244,603 ÷ 52,916 shares of common stock issued and outstanding)	$23.52

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Statement of Operations (unaudited)

Six Months Ended May 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$1,477,227
Affiliated dividend income	28,110
Affiliated income from securities lending, net	163

Total income	1,505,500

Expenses
Management fee	561,701
Distribution fee(a)	200,519
Transfer agent’s fees and expenses (including affiliated expense of $16,578)(a)	94,518
Registration fees(a)	25,035
Professional fees	24,038
Custodian and accounting fees	22,197
Audit fee	13,823
Shareholders’ reports	12,523
Directors’ fees	5,909
Miscellaneous	15,551

Total expenses	975,814

Less: Fee waiver and/or expense reimbursement(a)	(4,560)
Distribution fee waiver(a)	(9,569)

Net expenses	961,685

Net investment income (loss)	543,815

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(40))	11,232,059
Foreign currency transactions	376

11,232,435

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(264))	(12,694,565)
Foreign currencies	3

(12,694,562)

Net gain (loss) on investment and foreign currency transactions	(1,462,127)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(918,312)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	148,934	22,877	28,708	—	—
Transfer agent’s fees and expenses	57,211	3,698	6,045	26,984	580
Registration fees	6,524	4,422	3,349	5,937	4,803
Fee waiver and/or expense reimbursement	—	—	—	—	(4,560)
Distribution fee waiver	—	—	(9,569)	—	—

See Notes to Financial Statements.

Prudential Sector Funds 7

PGIM Jennison Financial Services Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 543,815	$ 716,548
Net realized gain (loss) on investment and foreign currency transactions	11,232,435	14,096,052
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,694,562)	(14,036,205)

Net increase (decrease) in net assets resulting from operations	(918,312)	776,395

Dividends and Distributions
Distributions from distributable earnings
Class A	(9,689,785)	(7,200,453)
Class C	(557,714)	(530,476)
Class R	(721,935)	(579,217)
Class Z	(3,733,273)	(3,349,558)
Class R6	(144,549)	(57,730)

	(14,847,256)	(11,717,434)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,310,425	26,582,308
Net asset value of shares issued in reinvestment of dividends and distributions	14,505,493	11,459,440
Cost of shares purchased	(20,444,141)	(46,451,830)

Net increase (decrease) in net assets from Fund share transactions	(2,628,223)	(8,410,082)

Total increase (decrease)	(18,393,791)	(19,351,121)

Net Assets:

Beginning of period	160,636,695	179,987,816

End of period	$142,242,904	$160,636,695

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.78		$26.37	$18.50	$18.10	$22.44	$16.46
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.09	0.10	0.17	0.12	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.17)		0.03	8.93	0.68	(2.39)	6.00
Total from investment operations	(0.09)		0.12	9.03	0.85	(2.27)	6.05
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.09)	(0.17)	(0.01)	(0.14)	(0.07)
Distributions from net realized gains	(2.16)		(1.62)	(0.99)	(0.44)	(1.93)	-
Total dividends and distributions	(2.31)		(1.71)	(1.16)	(0.45)	(2.07)	(0.07)
Net asset value, end of period	$22.38		$24.78	$26.37	$18.50	$18.10	$22.44
Total Return(b):	(0.81)%		0.97%	51.64%	5.05%	(10.81)%	36.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$95,609		$103,783	$111,129	$81,951	$89,050	$106,999
Average net assets (000)	$99,562		$103,863	$93,120	$79,863	$92,152	$99,402
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.30	%(d)	1.31%	1.32%	1.38%	1.34%	1.29%
Expenses before waivers and/or expense reimbursement	1.30	%(d)	1.31%	1.32%	1.38%	1.34%	1.29%
Net investment income (loss)	0.70	%(d)	0.39%	0.48%	1.01%	0.65%	0.25%
Portfolio turnover rate(e)	12%		31%	24%	20%	34%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 9

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025		2024		2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.55		$22.27		$15.81		$15.65	$19.79		$14.57
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.10	)(b)	(0.06	)(b)	0.03	(0.02	)(b)	(0.09	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)		-	(c)	7.58		0.57	(2.09)		5.31
Total from investment operations	(0.14)		(0.10)		7.52		0.60	(2.11)		5.22
Less Dividends and Distributions:
Dividends from net investment income	-		-		(0.07)		-	(0.10)		-
Distributions from net realized gains	(2.16)		(1.62)		(0.99)		(0.44)	(1.93)		-
Total dividends and distributions	(2.16)		(1.62)		(1.06)		(0.44)	(2.03)		-
Net asset value, end of period	$18.25		$20.55		$22.27		$15.81	$15.65		$19.79
Total Return(d):	(1.26)%		0.04%		50.49%		4.21%	(11.53)%		35.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,006		$5,420		$7,778		$6,810	$9,061		$13,028
Average net assets (000)	$4,588		$6,182		$7,182		$7,101	$10,341		$13,144
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.23	%(f)	2.22%		2.12%		2.17%	2.14%		2.03%
Expenses before waivers and/or expense reimbursement	2.23	%(f)	2.22%		2.12%		2.17%	2.14%		2.03%
Net investment income (loss)	(0.21	)%(f)	(0.49)%		(0.31)%		0.21%	(0.14)%		(0.47)%
Portfolio turnover rate(g)	12%		31%		24%		20%	34%		39%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.59		$26.18	$18.38	$18.02	$22.36	$16.42
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.03	0.03	0.13	0.07	(-	)(b)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.16)		0.02	8.89	0.67	(2.38)	5.98
Total from investment operations	(0.12)		0.05	8.92	0.80	(2.31)	5.98
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.02)	(0.13)	-	(0.10)	(0.04)
Distributions from net realized gains	(2.16)		(1.62)	(0.99)	(0.44)	(1.93)	-
Total dividends and distributions	(2.25)		(1.64)	(1.12)	(0.44)	(2.03)	(0.04)
Net asset value, end of period	$22.22		$24.59	$26.18	$18.38	$18.02	$22.36
Total Return(d):	(0.95)%		0.68%	51.24%	4.78%	(11.05)%	36.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,312		$8,007	$9,263	$7,107	$8,735	$11,121
Average net assets (000)	$7,677		$8,401	$7,806	$7,486	$9,105	$10,866
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.62	%(f)	1.59%	1.65%	1.63%	1.60%	1.56%
Expenses before waivers and/or expense reimbursement	1.87	%(f)	1.84%	1.90%	1.88%	1.85%	1.81%
Net investment income (loss)	0.39	%(f)	0.12%	0.15%	0.76%	0.39%	(0.01)%
Portfolio turnover rate(g)	12%		31%	24%	20%	34%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 11

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.93		$27.50	$19.23	$18.80	$23.23	$17.03
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.17	0.16	0.23	0.18	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.18)		0.03	9.32	0.70	(2.48)	6.19
Total from investment operations	(0.06)		0.20	9.48	0.93	(2.30)	6.31
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.15)	(0.22)	(0.06)	(0.20)	(0.11)
Distributions from net realized gains	(2.16)		(1.62)	(0.99)	(0.44)	(1.93)	-
Total dividends and distributions	(2.38)		(1.77)	(1.21)	(0.50)	(2.13)	(0.11)
Net asset value, end of period	$23.49		$25.93	$27.50	$19.23	$18.80	$23.23
Total Return(b):	(0.68)%		1.28%	52.09%	5.35%	(10.57)%	37.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,072		$41,778	$50,164	$27,528	$27,930	$35,907
Average net assets (000)	$37,050		$47,173	$35,355	$24,793	$30,795	$36,604
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.05	%(d)	1.04%	1.05%	1.09%	1.05%	1.00%
Expenses before waivers and/or expense reimbursement	1.05	%(d)	1.04%	1.05%	1.09%	1.05%	1.00%
Net investment income (loss)	0.97	%(d)	0.68%	0.73%	1.29%	0.95%	0.56%
Portfolio turnover rate(e)	12%		31%	24%	20%	34%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.96		$27.53	$19.26	$18.82		$23.24	$17.05
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.18	0.17	0.22		0.19	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.17)		0.03	9.32	0.73		(2.48)	6.21
Total from investment operations	(0.05)		0.21	9.49	0.95		(2.29)	6.31
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.16)	(0.23)	(0.07)		(0.20)	(0.12)
Distributions from net realized gains	(2.16)		(1.62)	(0.99)	(0.44)		(1.93)	-
Total dividends and distributions	(2.39)		(1.78)	(1.22)	(0.51)		(2.13)	(0.12)
Net asset value, end of period	$23.52		$25.96	$27.53	$19.26		$18.82	$23.24
Total Return(b):	(0.64)%		1.28%	52.17%	5.46%		(10.51)%	37.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,245		$1,649	$1,654	$959		$5,389	$8,350
Average net assets (000)	$1,322		$1,369	$1,111	$1,430		$9,380	$4,471
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.00%	1.00%	1.01	%(e)	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.69	%(d)	1.68%	1.83%	1.60%		1.06%	1.15%
Net investment income (loss)	1.01	%(d)	0.72%	0.77%	1.26%		1.03%	0.45%
Portfolio turnover rate(f)	12%		31%	24%	20%		34%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-reoccurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended November 30, 2023.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 13

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited)

as of May 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.0%

COMMON STOCKS 97.8%

Biotechnology 37.5%

Abivax SA (France), ADR*	56,533	$7,497,972

Apogee Therapeutics, Inc.*	240,387	19,745,388

Arcutis Biotherapeutics, Inc.*	391,457	8,400,667

Argenx SE (Netherlands), ADR*	59,035	49,352,670

BeOne Medicines Ltd., ADR*	87,672	25,242,522

Cabaletta Bio, Inc.*	4,960,717	18,751,510

Celcuity, Inc.*	111,421	14,805,623

Dianthus Therapeutics, Inc.*	190,688	17,735,891

Disc Medicine, Inc.*	198,021	13,776,321

Erasca, Inc.*	877,992	11,273,417

Immunovant, Inc.*	277,806	9,250,940

Insmed, Inc.*	296,139	31,660,221

Kymera Therapeutics, Inc.*	215,651	17,558,304

Mineralys Therapeutics, Inc.*	459,547	14,475,731

Newamsterdam Pharma Co. NV (Netherlands)*	534,102	17,988,555

Olema Pharmaceuticals, Inc.*	662,745	8,741,607

Oruka Therapeutics, Inc.*	76,396	4,471,458

Palvella Therapeutics, Inc.*	183,037	21,682,563

Protagonist Therapeutics, Inc.*	135,272	13,467,680

Revolution Medicines, Inc.*	93,878	14,783,907

Roivant Sciences Ltd.*	1,022,182	30,655,238

Scholar Rock Holding Corp.*	352,173	17,362,129

Sionna Therapeutics, Inc.*(a)	651,048	27,877,875

Spyre Therapeutics, Inc.*	64,063	4,708,631

Tyra Biosciences, Inc.*	182,879	6,109,987

uniQure NV (Netherlands)*	250,106	7,135,524

Vaxcyte, Inc.*	479,492	24,645,889

Vertex Pharmaceuticals, Inc.*	104,411	46,728,099

Xenon Pharmaceuticals, Inc. (Canada)*	252,941	13,843,461

		519,729,780

Health Care Services 2.5%

CVS Health Corp.	384,647	34,995,184

Health Care Equipment 6.1%

Intuitive Surgical, Inc.*	100,530	42,689,059

Stryker Corp.	98,162	29,948,245

Tandem Diabetes Care, Inc.*	680,031	11,696,533

		84,333,837

Health Care Supplies 1.7%

Align Technology, Inc.*	138,932	24,306,153

Life Sciences Tools & Services 12.6%

Agilent Technologies, Inc.	177,040	23,994,231

Danaher Corp.	249,533	45,582,193

Lonza Group AG (Switzerland)	65,672	41,945,505

Thermo Fisher Scientific, Inc.	128,459	63,267,342

		174,789,271

Managed Health Care 5.9%

UnitedHealth Group, Inc.	214,171	81,451,373

Pharmaceuticals 31.5%

AstraZeneca PLC (United Kingdom)	79,048	14,676,842

Avalyn Pharma, Inc.*	318,463	9,165,365

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Bayer AG (Germany)	306,092	$13,017,106

Crinetics Pharmaceuticals, Inc.*	277,429	9,862,601

Elanco Animal Health, Inc.*	358,880	8,559,288

Eli Lilly & Co.	218,000	240,890,000

Enliven Therapeutics, Inc.*	125,639	4,971,535

LB Pharmaceuticals, Inc.*(a)	231,150	6,465,265

Merck & Co., Inc.	708,913	84,162,151

Seaport Therapeutics, Inc.*(a)	438,754	7,980,935

Tarsus Pharmaceuticals, Inc.*	162,644	9,661,054

Teva Pharmaceutical Industries Ltd. (Israel), ADR*	394,502	13,933,811

VeraDermics, Inc.*(a)	127,683	12,884,492

		436,230,445

TOTAL COMMON STOCKS (cost $892,045,161)		1,355,836,043

	Units

WARRANTS* 0.2%

Biotechnology
Cabaletta Bio, Inc., expiring 09/11/26 (cost $0)	2,139,298	2,738,302

TOTAL LONG-TERM INVESTMENTS (cost $892,045,161)		1,358,574,345

	Shares

SHORT-TERM INVESTMENTS 3.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wb)	29,580,846	29,580,846
PGIM Institutional Money Market Fund (7-day effective yield 3.818%) (cost $18,419,987; includes $18,371,119 of cash collateral for securities on loan)(b)(wb)	18,432,513	18,419,610

TOTAL SHORT-TERM INVESTMENTS (cost $48,000,833)		48,000,456

TOTAL INVESTMENTS 101.4% (cost $940,045,994)		1,406,574,801
Liabilities in excess of other assets (1.4)%		(20,021,494)

NET ASSETS 100.0%		$1,386,553,307

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,577,225; cash collateral of $18,371,119 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

Prudential Sector Funds 15

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2026

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Biotechnology	$519,729,780	$—	$—
Health Care Services	34,995,184	—	—
Health Care Equipment	84,333,837	—	—
Health Care Supplies	24,306,153	—	—
Life Sciences Tools & Services	132,843,766	41,945,505	—
Managed Health Care	81,451,373	—	—
Pharmaceuticals	423,213,339	13,017,106	—
Warrants
Biotechnology	—	2,738,302	—
Short-Term Investments
Affiliated Mutual Funds	48,000,456	—	—

Total	$1,348,873,888	$57,700,913	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2026 were as follows:

Biotechnology	37.7%
Pharmaceuticals	31.5
Life Sciences Tools & Services	12.6
Health Care Equipment	6.1
Managed Health Care	5.9
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	3.4

Health Care Services	2.5%
Health Care Supplies	1.7

101.4
Liabilities in excess of other assets	(1.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$17,577,225	$(17,577,225)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Statement of Assets & Liabilities (unaudited)

as of May 31, 2026

Assets
Investments at value, including securities on loan of $17,577,225:
Unaffiliated investments (cost $892,045,161)	$1,358,574,345
Affiliated investments (cost $48,000,833)	48,000,456
Tax reclaim receivable	1,271,820
Dividends receivable	411,689
Receivable for Fund shares sold	304,381
Prepaid expenses	3,007

Total Assets	1,408,565,698

Liabilities
Payable to broker for collateral for securities on loan	18,371,119
Payable for Fund shares purchased	2,317,362
Management fee payable	851,504
Accrued expenses and other liabilities	299,449
Distribution fee payable	157,557
Affiliated transfer agent fee payable	11,223
Directors’ fees payable	4,177

Total Liabilities	22,012,391

Net Assets	$1,386,553,307

Net assets were comprised of:
Common stock, at par	$344,052
Paid-in capital in excess of par	766,577,749
Total distributable earnings (loss)	619,631,506

Net assets, May 31, 2026	$1,386,553,307

See Notes to Financial Statements.

Prudential Sector Funds 17

PGIM Jennison Health Sciences Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of May 31, 2026

Class A

Net asset value and redemption price per share, ($587,682,399 ÷ 16,544,411 shares of common stock issued and outstanding)	$35.52
Maximum sales charge (5.50% of offering price)	2.07

Maximum offering price to public	$37.59

Class C

Net asset value, offering price and redemption price per share, ($10,415,248 ÷ 1,067,469 shares of common stock issued and outstanding)	$9.76

Class R

Net asset value, offering price and redemption price per share, ($4,872,333 ÷ 151,099 shares of common stock issued and outstanding)	$32.25

Class Z

Net asset value, offering price and redemption price per share, ($743,743,556 ÷ 15,805,443 shares of common stock issued and outstanding)	$47.06

Class R6

Net asset value, offering price and redemption price per share, ($39,839,771 ÷ 836,809 shares of common stock issued and outstanding)	$47.61

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Statement of Operations (unaudited)

Six Months Ended May 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $37,612 foreign withholding tax)	$4,775,285
Affiliated dividend income	1,000,632
Income from securities lending, net (including affiliated income of $58,929)	67,692

Total income	5,843,609

Expenses
Management fee	5,215,056
Distribution fee(a)	976,667
Transfer agent’s fees and expenses (including affiliated expense of $60,467)(a)	722,199
Custodian and accounting fees	54,029
Shareholders’ reports	39,085
Registration fees(a)	32,695
Professional fees	22,265
Audit fee	13,823
Directors’ fees	12,520
Miscellaneous	20,701

Total expenses	7,109,040

Less: Distribution fee waiver(a)	(6,445)

Net expenses	7,102,595

Net investment income (loss)	(1,258,986)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $3,763)	158,846,304
Foreign currency transactions	(28,552)

158,817,752

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,997))	(190,432,447)
Foreign currencies	15,416

(190,417,031)

Net gain (loss) on investment and foreign currency transactions	(31,599,279)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(32,858,265)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	902,935	54,398	19,334	—	—
Transfer agent’s fees and expenses	253,486	8,243	3,618	454,598	2,254
Registration fees	8,659	4,091	2,493	12,964	4,488
Distribution fee waiver	—	—	(6,445)	—	—

See Notes to Financial Statements.

Prudential Sector Funds 19

PGIM Jennison Health Sciences Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(1,258,986)	$(327,774)
Net realized gain (loss) on investment and foreign currency transactions	158,817,752	184,808,880
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(190,417,031)	(4,882,864)

Net increase (decrease) in net assets resulting from operations	(32,858,265)	179,598,242

Dividends and Distributions
Distributions from distributable earnings
Class A	(79,902,092)	(90,910,644)
Class C	(4,016,711)	(4,876,598)
Class R	(740,744)	(888,259)
Class Z	(79,676,831)	(99,914,480)
Class R6	(4,460,329)	(3,923,826)

	(168,796,707)	(200,513,807)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	71,857,593	170,853,153
Net asset value of shares issued in reinvestment of dividends and distributions	156,475,569	183,758,336
Cost of shares purchased	(195,863,579)	(541,413,404)

Net increase (decrease) in net assets from Fund share transactions	32,469,583	(186,801,915)

Total increase (decrease)	(169,185,389)	(207,717,480)

Net Assets:

Beginning of period	1,555,738,696	1,763,456,176

End of period	$1,386,553,307	$1,555,738,696

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.41		$41.56	$35.60		$34.41	$50.57	$56.98
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.06)	(0.04	)(b)	(0.07)	(0.11)	(0.36)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.78)		5.22	7.91		1.88	(2.02)	5.65
Total from investment operations	(0.84)		5.16	7.87		1.81	(2.13)	5.29
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.32)	-		-	-	-
Distributions from net realized gains	(5.00)		(4.99)	(1.91)		(0.62)	(14.03)	(11.70)
Total dividends and distributions	(5.05)		(5.31)	(1.91)		(0.62)	(14.03)	(11.70)
Net asset value, end of period	$35.52		$41.41	$41.56		$35.60	$34.41	$50.57
Total Return(c):	(2.00)%		15.16%	23.24%		5.34%	(6.62)%	9.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$587,682		$661,318	$719,096		$671,190	$715,299	$928,654
Average net assets (000)	$603,611		$602,931	$738,878		$695,563	$757,365	$983,670
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.15	%(e)	1.15%	1.13%		1.15%	1.14%	1.12%
Expenses before waivers and/or expense reimbursement	1.15	%(e)	1.15%	1.13%		1.15%	1.14%	1.12%
Net investment income (loss)	(0.32	)%(e)	(0.17)%	(0.11)%		(0.20)%	(0.32)%	(0.68)%
Portfolio turnover rate(f)	49%		81%	79%		64%	83%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 21

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.14		$18.80	$17.26		$17.14	$32.23	$40.50
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.13)	(0.17	)(b)	(0.17)	(0.20)	(0.50)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.29)		1.72	3.62		0.91	(0.86)	3.93
Total from investment operations	(0.35)		1.59	3.45		0.74	(1.06)	3.43
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.26)	-		-	-	-
Distributions from net realized gains	(5.00)		(4.99)	(1.91)		(0.62)	(14.03)	(11.70)
Total dividends and distributions	(5.03)		(5.25)	(1.91)		(0.62)	(14.03)	(11.70)
Net asset value, end of period	$9.76		$15.14	$18.80		$17.26	$17.14	$32.23
Total Return(c):	(2.34)%		14.18%	22.23%		4.44%	(7.37)%	8.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,415		$12,365	$18,106		$15,309	$17,239	$22,824
Average net assets (000)	$10,909		$12,585	$17,707		$16,133	$18,679	$28,249
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.98	%(e)	1.97%	1.96%		1.98%	1.97%	1.90%
Expenses before waivers and/or expense reimbursement	1.98	%(e)	1.97%	1.96%		1.98%	1.97%	1.90%
Net investment income (loss)	(1.16	)%(e)	(0.98)%	(0.94)%		(1.03)%	(1.14)%	(1.47)%
Portfolio turnover rate(f)	49%		81%	79%		64%	83%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$38.08		$38.66	$33.36		$32.39	$48.53	$55.28
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.16)	(0.17	)(b)	(0.17)	(0.22)	(0.50)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.72)		4.78	7.38		1.76	(1.89)	5.45
Total from investment operations	(0.83)		4.62	7.21		1.59	(2.11)	4.95
Less Dividends and Distributions:
Dividends from net investment income	-		(0.21)	-		-	-	-
Distributions from net realized gains	(5.00)		(4.99)	(1.91)		(0.62)	(14.03)	(11.70)
Total dividends and distributions	(5.00)		(5.20)	(1.91)		(0.62)	(14.03)	(11.70)
Net asset value, end of period	$32.25		$38.08	$38.66		$33.36	$32.39	$48.53
Total Return(c):	(2.15)%		14.79%	22.76%		5.02%	(6.96)%	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,872		$5,700	$6,807		$6,687	$7,173	$9,659
Average net assets (000)	$5,170		$5,471	$7,308		$7,016	$7,689	$10,707
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50	%(e)	1.48%	1.48%		1.48%	1.50%	1.44%
Expenses before waivers and/or expense reimbursement	1.75	%(e)	1.73%	1.73%		1.73%	1.75%	1.69%
Net investment income (loss)	(0.67	)%(e)	(0.50)%	(0.46)%		(0.53)%	(0.68)%	(1.00)%
Portfolio turnover rate(f)	49%		81%	79%		64%	83%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 23

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$53.19		$51.76	$43.77	$42.04	$58.61	$64.17
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.04 (b)	0.08	0.04 (b)	(0.01)	(0.24)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.99)		6.79	9.82	2.31	(2.53)	6.38
Total from investment operations	(1.00)		6.83	9.90	2.35	(2.54)	6.14
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.41)	-	-	-	-
Distributions from net realized gains	(5.00)		(4.99)	(1.91)	(0.62)	(14.03)	(11.70)
Total dividends and distributions	(5.13)		(5.40)	(1.91)	(0.62)	(14.03)	(11.70)
Net asset value, end of period	$47.06		$53.19	$51.76	$43.77	$42.04	$58.61
Total Return(c):	(1.84)%		15.47%	23.56%	5.66%	(6.37)%	9.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$743,744		$834,431	$982,913	$779,039	$846,631	$1,105,132
Average net assets (000)	$760,182		$805,953	$921,773	$812,335	$897,541	$1,247,474
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.88%	0.86%	0.86%	0.86%	0.84%
Expenses before waivers and/or expense reimbursement	0.88	%(e)	0.88%	0.86%	0.86%	0.86%	0.84%
Net investment income (loss)	(0.06	)%(e)	0.10%	0.15%	0.09%	(0.03)%	(0.40)%
Portfolio turnover rate(f)	49%		81%	79%	64%	83%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$53.77		$52.27	$44.15	$42.36	$58.91	$64.40
Income (loss) from investment operations:
Net investment income (loss)	0.01	(b)	0.07 (b)	0.13	0.08 (b)	0.02 (b)	(0.21)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.01)		6.87	9.90	2.33	(2.54)	6.42
Total from investment operations	(1.00)		6.94	10.03	2.41	(2.52)	6.21
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.45)	-	-	-	-
Distributions from net realized gains	(5.00)		(4.99)	(1.91)	(0.62)	(14.03)	(11.70)
Total dividends and distributions	(5.16)		(5.44)	(1.91)	(0.62)	(14.03)	(11.70)
Net asset value, end of period	$47.61		$53.77	$52.27	$44.15	$42.36	$58.91
Total Return(c):	(1.81)%		15.56%	23.65%	5.76%	(6.28)%	10.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,840		$41,925	$36,534	$82,748	$86,005	$111,912
Average net assets (000)	$42,809		$35,301	$90,612	$81,436	$92,150	$78,211
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.79	%(e)	0.80%	0.77%	0.77%	0.77%	0.76%
Expenses before waivers and/or expense reimbursement	0.79	%(e)	0.80%	0.77%	0.77%	0.77%	0.76%
Net investment income (loss)	0.04	%(e)	0.17%	0.26%	0.18%	0.06%	(0.34)%
Portfolio turnover rate(f)	49%		81%	79%	64%	83%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 25

PGIM Jennison Utility Fund

Schedule of Investments (unaudited)

as of May 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Construction & Engineering 0.7%

Solv Energy, Inc. (Class A Stock)*	654,334	$23,248,487

Electric Utilities 60.0%

Alliant Energy Corp.	1,358,539	97,284,978
American Electric Power Co., Inc.	1,169,051	148,083,690
Constellation Energy Corp.	729,670	209,962,542
Elia Group SA/NV (Belgium)	565,337	87,879,637
Entergy Corp.	1,982,270	216,166,543
Evergy, Inc.	961,228	78,859,145
Exelon Corp.	1,346,873	61,471,284
IDACORP, Inc.(a)	366,469	51,404,607
NextEra Energy, Inc.	4,677,734	407,009,635
NRG Energy, Inc.	556,033	74,552,905
PG&E Corp.	8,528,805	139,360,674
Pinnacle West Capital Corp.	218,930	21,836,078
PPL Corp.	2,478,172	87,702,507
Southern Co. (The)	1,805,714	166,215,974
Xcel Energy, Inc.	1,808,415	143,768,993

		1,991,559,192

Gas Utilities 2.2%

Atmos Energy Corp.	316,615	53,549,095
Chesapeake Utilities Corp.	172,933	21,326,098

		74,875,193

Independent Power Producers & Energy Traders 7.8%

Talen Energy Corp.*	213,660	82,643,688
Vistra Corp.	1,103,725	176,849,857

		259,493,545

Multi-Utilities 27.6%

Ameren Corp.	1,355,203	146,321,268
CenterPoint Energy, Inc.	4,044,052	170,901,637
CMS Energy Corp.	1,509,335	109,532,441
Dominion Energy, Inc.	874,502	58,539,164
DTE Energy Co.	336,833	48,123,331
NiSource, Inc.	2,979,234	137,700,195
Public Service Enterprise Group, Inc.	856,632	67,374,107
Sempra	1,987,293	177,127,425

		915,619,568

Renewable Electricity 0.5%

Fervo Energy Co. (Class A Stock)*(a)	448,149	16,429,142

TOTAL LONG-TERM INVESTMENTS (cost $1,991,844,355)		3,281,225,127

SHORT-TERM INVESTMENTS 2.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wb)	32,426,893	32,426,893

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2026

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.818%) (cost $55,570,298; includes $55,517,821 of cash collateral for securities on loan)(b)(wb)	55,608,281	$55,569,355

TOTAL SHORT-TERM INVESTMENTS (cost $87,997,191)		87,996,248

TOTAL INVESTMENTS 101.4%
(cost $2,079,841,546)		3,369,221,375
Liabilities in excess of other assets (1.4)%		(48,127,801)

NET ASSETS 100.0%		$3,321,093,574

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,502,384; cash collateral of $55,517,821 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Construction & Engineering	$23,248,487	$—	$—
Electric Utilities	1,903,679,555	87,879,637	—
Gas Utilities	74,875,193	—	—
Independent Power Producers & Energy Traders	259,493,545	—	—
Multi-Utilities	915,619,568	—	—
Renewable Electricity	16,429,142	—	—
Short-Term Investments
Affiliated Mutual Funds	87,996,248	—	—

Total	$3,281,341,738	$87,879,637	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2026 were as follows:

Electric Utilities	60.0%
Multi-Utilities	27.6
Independent Power Producers & Energy Traders	7.8
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	2.6
Gas Utilities	2.2
Construction & Engineering	0.7

Renewable Electricity	0.5%

101.4
Liabilities in excess of other assets	(1.4)

100.0%

See Notes to Financial Statements.

Prudential Sector Funds 27

PGIM Jennison Utility Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2026

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$53,502,384	$(53,502,384)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Statement of Assets & Liabilities (unaudited)

as of May 31, 2026

Assets
Investments at value, including securities on loan of $53,502,384:
Unaffiliated investments (cost $1,991,844,355)	$3,281,225,127
Affiliated investments (cost $87,997,191)	87,996,248
Foreign currency, at value (cost $1,297,502)	1,296,636
Dividends receivable	7,363,668
Tax reclaim receivable	904,021
Foreign capital gains tax benefit accrued	902,717
Receivable for Fund shares sold	899,624
Prepaid expenses and other assets	7,800

Total Assets	3,380,595,841

Liabilities

Payable to broker for collateral for securities on loan	55,517,821
Payable for Fund shares purchased	1,476,786
Management fee payable	1,210,390
Distribution fee payable	796,785
Accrued expenses and other liabilities	422,206
Affiliated transfer agent fee payable	70,145
Directors’ fees payable	8,134

Total Liabilities	59,502,267

Net Assets	$3,321,093,574

Net assets were comprised of:
Common stock, at par	$2,120,339
Paid-in capital in excess of par	1,995,519,151
Total distributable earnings (loss)	1,323,454,084

Net assets, May 31, 2026	$3,321,093,574

See Notes to Financial Statements.

Prudential Sector Funds 29

PGIM Jennison Utility Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of May 31, 2026

Class A

Net asset value and redemption price per share, ($2,745,845,982 ÷ 175,408,536 shares of common stock issued and outstanding)	$15.65
Maximum sales charge (5.50% of offering price)	0.91

Maximum offering price to public	$16.56

Class C

Net asset value, offering price and redemption price per share, ($47,371,498 ÷ 3,066,667 shares of common stock issued and outstanding)	$15.45

Class R

Net asset value, offering price and redemption price per share, ($93,342,895 ÷ 5,976,476 shares of common stock issued and outstanding)	$15.62

Class Z

Net asset value, offering price and redemption price per share, ($384,874,376 ÷ 24,423,624 shares of common stock issued and outstanding)	$15.76

Class R6

Net asset value, offering price and redemption price per share, ($49,658,823 ÷ 3,158,606 shares of common stock issued and outstanding)	$15.72

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Statement of Operations (unaudited)

Six Months Ended May 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $202,481 foreign withholding tax)	$35,996,642
Affiliated dividend income	366,913
Affiliated income from securities lending, net	17,877

Total income	36,381,432

Expenses
Management fee	7,098,121
Distribution fee(a)	4,794,705
Transfer agent’s fees and expenses (including affiliated expense of $385,502)(a)	1,319,839
Custodian and accounting fees	100,833
Shareholders’ reports	57,777
Registration fees(a)	38,124
Professional fees	35,677
Directors’ fees	25,834
Audit fee	13,823
Miscellaneous	48,784

Total expenses	13,533,517

Less: Distribution fee waiver(a)	(117,299)

Net expenses	13,416,218

Net investment income (loss)	22,965,214

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $1,834)	61,558,682
Foreign currency transactions	7,089

61,565,771

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(943)) (net of change in foreign capital gains taxes $(29,834))	(115,165,850)
Foreign currencies	8,072

(115,157,778)

Net gain (loss) on investment and foreign currency transactions	(53,592,007)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(30,626,793)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	4,203,940	238,869	351,896	—	—
Transfer agent’s fees and expenses	1,002,525	30,836	69,875	213,634	2,969
Registration fees	11,872	7,039	4,283	9,762	5,168
Distribution fee waiver	—	—	(117,299)	—	—

See Notes to Financial Statements.

Prudential Sector Funds 31

PGIM Jennison Utility Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$22,965,214	$63,038,096
Net realized gain (loss) on investment and foreign currency transactions	61,565,771	273,524,411
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(115,157,778)	(32,315,975)

Net increase (decrease) in net assets resulting from operations	(30,626,793)	304,246,532

Dividends and Distributions
Distributions from distributable earnings
Class A	(255,798,660)	(266,380,292)
Class C	(4,185,083)	(4,078,426)
Class R	(8,259,842)	(8,043,409)
Class Z	(35,636,711)	(35,147,539)
Class R6	(4,252,139)	(3,819,479)

	(308,132,435)	(317,469,145)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	84,726,133	136,434,393
Net asset value of shares issued in reinvestment of dividends and distributions	298,481,924	307,035,873
Cost of shares purchased	(255,363,532)	(422,379,685)

Net increase (decrease) in net assets from Fund share transactions	127,844,525	21,090,581

Total increase (decrease)	(210,914,703)	7,867,968

Net Assets:

Beginning of period	3,532,008,277	3,524,140,309

End of period	$3,321,093,574	$3,532,008,277

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.40		$17.58	$13.80	$16.31	$17.01	$15.97
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.30	0.26	0.27	0.21	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.34)		1.10	4.76	(1.52)	1.37	1.16
Total from investment operations	(0.23)		1.40	5.02	(1.25)	1.58	1.33
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.34)	(0.24)	(0.24)	(0.22)	(0.21)
Distributions from net realized gains	(1.38)		(1.24)	(1.00)	(1.02)	(2.06)	(0.08)
Total dividends and distributions	(1.52)		(1.58)	(1.24)	(1.26)	(2.28)	(0.29)
Net asset value, end of period	$15.65		$17.40	$17.58	$13.80	$16.31	$17.01
Total Return(b):	(0.81)%		9.68%	39.58%	(8.05)%	10.14%	8.46%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,746		$2,938	$2,962	$2,431	$2,954	$2,888
Average net assets (in millions)	$2,810		$2,768	$2,538	$2,618	$2,918	$2,895
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81	%(d)	0.82%	0.82%	0.85%	0.83%	0.82%
Expenses before waivers and/or expense reimbursement	0.81	%(d)	0.82%	0.82%	0.85%	0.83%	0.82%
Net investment income (loss)	1.34	%(d)	1.89%	1.78%	1.88%	1.35%	1.06%
Portfolio turnover rate(e)	8%		37%	47%	49%	56%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 33

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.19		$17.40	$13.68	$16.18	$16.92	$15.89
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.17	0.14	0.16	0.09	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.32)		1.09	4.72	(1.51)	1.34	1.16
Total from investment operations	(0.28)		1.26	4.86	(1.35)	1.43	1.21
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.23)	(0.14)	(0.13)	(0.11)	(0.10)
Distributions from net realized gains	(1.38)		(1.24)	(1.00)	(1.02)	(2.06)	(0.08)
Total dividends and distributions	(1.46)		(1.47)	(1.14)	(1.15)	(2.17)	(0.18)
Net asset value, end of period	$15.45		$17.19	$17.40	$13.68	$16.18	$16.92
Total Return(b):	(1.17)%		8.80%	38.51%	(8.72)%	9.19%	7.72%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$47		$49	$48	$42	$59	$55
Average net assets (in millions)	$48		$46	$42	$48	$57	$56
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.60	%(d)	1.62%	1.61%	1.63%	1.60%	1.59%
Expenses before waivers and/or expense reimbursement	1.60	%(d)	1.62%	1.61%	1.63%	1.60%	1.59%
Net investment income (loss)	0.56	%(d)	1.10%	0.99%	1.11%	0.58%	0.31%
Portfolio turnover rate(e)	8%		37%	47%	49%	56%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.36		$17.55	$13.79	$16.29	$17.00	$15.95
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.26	0.21	0.23	0.17	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.32)		1.09	4.76	(1.51)	1.36	1.16
Total from investment operations	(0.24)		1.35	4.97	(1.28)	1.53	1.29
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.30)	(0.21)	(0.20)	(0.18)	(0.16)
Distributions from net realized gains	(1.38)		(1.24)	(1.00)	(1.02)	(2.06)	(0.08)
Total dividends and distributions	(1.50)		(1.54)	(1.21)	(1.22)	(2.24)	(0.24)
Net asset value, end of period	$15.62		$17.36	$17.55	$13.79	$16.29	$17.00
Total Return(b):	(0.90)%		9.34%	39.23%	(8.30)%	9.81%	8.24%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$93		$96	$91	$76	$97	$84
Average net assets (in millions)	$94		$87	$78	$86	$90	$84
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.09	%(d)	1.10%	1.11%	1.11%	1.09%	1.10%
Expenses before waivers and/or expense reimbursement	1.34	%(d)	1.35%	1.36%	1.36%	1.34%	1.35%
Net investment income (loss)	1.06	%(d)	1.61%	1.49%	1.62%	1.05%	0.78%
Portfolio turnover rate(e)	8%		37%	47%	49%	56%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 35

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.50		$17.67	$13.87	$16.38	$17.08	$16.02
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.34	0.30	0.31	0.25	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.33)		1.11	4.78	(1.52)	1.37	1.17
Total from investment operations	(0.20)		1.45	5.08	(1.21)	1.62	1.39
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.38)	(0.28)	(0.28)	(0.26)	(0.25)
Distributions from net realized gains	(1.38)		(1.24)	(1.00)	(1.02)	(2.06)	(0.08)
Total dividends and distributions	(1.54)		(1.62)	(1.28)	(1.30)	(2.32)	(0.33)
Net asset value, end of period	$15.76		$17.50	$17.67	$13.87	$16.38	$17.08
Total Return(b):	(0.62)%		9.95%	39.88%	(7.75)%	10.40%	8.84%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$385		$402	$381	$309	$467	$314
Average net assets (in millions)	$388		$362	$319	$380	$402	$325
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.55	%(d)	0.56%	0.56%	0.57%	0.55%	0.56%
Expenses before waivers and/or expense reimbursement	0.55	%(d)	0.56%	0.56%	0.57%	0.55%	0.56%
Net investment income (loss)	1.60	%(d)	2.15%	2.04%	2.19%	1.59%	1.32%
Portfolio turnover rate(e)	8%		37%	47%	49%	56%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.47		$17.64	$13.84	$16.35	$17.05	$16.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.36	0.30	0.30	0.29	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.33)		1.10	4.78	(1.50)	1.34	1.18
Total from investment operations	(0.20)		1.46	5.08	(1.20)	1.63	1.39
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.39)	(0.28)	(0.29)	(0.27)	(0.26)
Distributions from net realized gains	(1.38)		(1.24)	(1.00)	(1.02)	(2.06)	(0.08)
Total dividends and distributions	(1.55)		(1.63)	(1.28)	(1.31)	(2.33)	(0.34)
Net asset value, end of period	$15.72		$17.47	$17.64	$13.84	$16.35	$17.05
Total Return(b):	(0.63)%		10.04%	40.03%	(7.69)%	10.49%	8.85%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$50		$47	$42	$28	$51	$66
Average net assets (in millions)	$48		$42	$35	$29	$71	$38
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.47	%(d)	0.48%	0.49%	0.50%	0.46%	0.48%
Expenses before waivers and/or expense reimbursement	0.47	%(d)	0.48%	0.49%	0.50%	0.46%	0.48%
Net investment income (loss)	1.68	%(d)	2.25%	2.09%	2.09%	1.80%	1.21%
Portfolio turnover rate(e)	8%		37%	47%	49%	56%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 37

Notes to Financial Statements (unaudited)

1. Organization

Prudential Sector Funds, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund (each, a “Fund” and collectively, the “Funds”). PGIM Jennison Health Sciences Fund is a diversified fund for purposes of the 1940 Act and PGIM Jennison Financial Services Fund and PGIM Jennison Utility Fund are non-diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Jennison Financial Services Fund (“Jennison Financial Services”)	Long-term capital appreciation.
PGIM Jennison Health Sciences Fund (“Jennison Health Sciences”)	Long-term capital appreciation.
PGIM Jennison Utility Fund (“Jennison Utility”)	Total return through a combination of capital appreciation and current income.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books

Notes to Financial Statements (unaudited) (continued)

and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Each Fund other than Jennison Utility:

Net Investment Income	Annually

Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Jennison Utility:
Net Investment Income	Quarterly

Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Jennison Financial Services	0.75% to $1 billion of average daily net assets; 0.70% over $1 billion of average daily net assets.	0.75%

Jennison Health Sciences	0.75% to $1 billion of average daily net assets; 0.70% over $1 billion of average daily net assets.	0.74

Jennison Utility	0.60% to $250 million of average daily net assets; 0.50% on next $500 million of average daily net assets; 0.45% on next $750 million of average daily net assets; 0.40% on next $500 million of average daily net assets; 0.35% on next $2 billion of average daily net assets; 0.325% on next $2 billion of average daily net assets; 0.30% over $6 billion of average daily net assets.	0.42

The Manager has contractually agreed, through March 31, 2027, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense

Notes to Financial Statements (unaudited) (continued)

limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

Jennison Financial Services - Class A	—%

Jennison Financial Services - Class C	—

Jennison Financial Services - Class R	—

Jennison Financial Services - Class Z	—

Jennison Financial Services - Class R6	1.00

Jennison Health Sciences - Class A	—

Jennison Health Sciences - Class C	—

Jennison Health Sciences - Class R	—

Jennison Health Sciences - Class Z	—

Jennison Health Sciences - Class R6	0.82

Jennison Utility - Class A	—

Jennison Utility - Class C	—

Jennison Utility - Class R	—

Jennison Utility - Class Z	—

Jennison Utility - Class R6	0.52

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through March 31, 2027 to limit such fees on certain classes based on daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Jennison Financial Services - Class A	0.30%	0.30%
Jennison Financial Services - Class C	1.00	1.00
Jennison Financial Services - Class R	0.75	0.50
Jennison Financial Services - Class Z	N/A	N/A
Jennison Financial Services - Class R6	N/A	N/A
Jennison Health Sciences - Class A	0.30	0.30
Jennison Health Sciences - Class C	1.00	1.00
Jennison Health Sciences - Class R	0.75	0.50
Jennison Health Sciences - Class Z	N/A	N/A
Jennison Health Sciences - Class R6	N/A	N/A
Jennison Utility - Class A	0.30	0.30
Jennison Utility - Class C	1.00	1.00
Jennison Utility - Class R	0.75	0.50
Jennison Utility - Class Z	N/A	N/A
Jennison Utility - Class R6	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended May 31, 2026, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Financial Services	$904
Jennison Health Sciences	6,808
Jennison Utility	6,371

For the reporting period ended May 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Jennison Financial Services - Class A	$33,000	$5,744
Jennison Financial Services - Class C	—	363

Jennison Health Sciences - Class A	86,169	—
Jennison Health Sciences - Class C	—	476

Jennison Utility - Class A	363,626	—
Jennison Utility - Class C	—	1,684

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Jennison Financial Services	$18,361,051	$35,380,554
Jennison Health Sciences	677,891,213	765,062,803
Jennison Utility	268,986,912	425,805,574

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended May 31, 2026, is presented as follows:

Jennison Financial Services

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wb)
$1,073,426	$18,631,064	$18,535,932	$ —	$ —	$1,168,558	1,168,558	$28,110	$—

PGIM Institutional Money Market Fund (7-day effective yield 3.818%)(b)(wb)
—	3,269,327	614,228	(264)	(40)	2,654,795	2,656,655	163(1)	—
$1,073,426	$21,900,391	$19,150,160	$(264)	$(40)	$3,823,353		$28,273	$—

Notes to Financial Statements (unaudited) (continued)

Jennison Health Sciences

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wb)
$77,775,353	$428,949,068	$477,143,575	$ —	$ —	$29,580,846	29,580,846	$1,000,632	$—

PGIM Institutional Money Market Fund (7-day effective yield 3.818%)(b)(wb)
31,463,345	136,614,237	149,659,738	(1,997)	3,763	18,419,610	18,432,513	58,929(1)	—
$109,238,698	$565,563,305	$626,803,313	$(1,997)	$3,763	$48,000,456		$1,059,561	$—

Jennison Utility

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wb)
$30,223,763	$264,803,861	$262,600,731	$ —	$ —	$32,426,893	32,426,893	$366,913	$—

PGIM Institutional Money Market Fund (7-day effective yield 3.818%)(b)(wb)
—	263,178,252	207,609,788	(943)	1,834	55,569,355	55,608,281	17,877(1)	—
$30,223,763	$527,982,113	$470,210,519	$(943)	$1,834	$87,996,248		$384,790	$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of May 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Financial Services	$ 82,076,078	$ 66,747,985	$ (3,840,455)	$ 62,907,530
Jennison Health Sciences	940,781,542	508,078,451	(42,285,192)	465,793,259
Jennison Utility	2,116,366,770	1,289,388,844	(36,534,239)	1,252,854,605

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2025 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 2,000,000,000 shares of common stock, $0.01 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
Jennison Financial Services - Class A	50,000,000
Jennison Financial Services - Class B	5,000,000
Jennison Financial Services - Class C	40,000,000
Jennison Financial Services - Class R	75,000,000
Jennison Financial Services - Class Z	90,000,000
Jennison Financial Services - Class T	50,000,000
Jennison Financial Services - Class R6	90,000,000
Jennison Health Sciences - Class A	75,000,000
Jennison Health Sciences - Class B	10,000,000
Jennison Health Sciences - Class C	30,000,000
Jennison Health Sciences - Class R	50,000,000
Jennison Health Sciences - Class Z	150,000,000
Jennison Health Sciences - Class T	70,000,000
Jennison Health Sciences - Class R6	130,000,000
Jennison Utility - Class A	500,000,000
Jennison Utility - Class B	10,000,000
Jennison Utility - Class C	75,000,000
Jennison Utility - Class R	75,000,000
Jennison Utility - Class Z	100,000,000
Jennison Utility - Class T	250,000,000
Jennison Utility - Class R6	75,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of May 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Financial Services–Class R	47	0.1%
Jennison Financial Services–Class R6	916	1.7
Jennison Health Sciences–Class Z	14,866	0.1
Jennison Utility–Class A	588	0.1
Jennison Utility–Class Z	26,613	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Financial Services	—	—%
Jennison Health Sciences	—	—
Jennison Utility	—	—
Unaffiliated:
Jennison Financial Services	5	61.7
Jennison Health Sciences	7	63.9
Jennison Utility	4	32.2

Transactions in shares of common stock were as follows:

Jennison Financial Services

Share Class	Shares	Amount

Class A
Six months ended May 31, 2026:

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount
Shares sold	73,481	$1,673,459
Shares issued in reinvestment of dividends and distributions	398,827	9,388,392
Shares purchased	(411,553)	(9,358,622)
Net increase (decrease) in shares outstanding before conversion	60,755	1,703,229
Shares issued upon conversion from other share class(es)	32,669	749,350
Shares purchased upon conversion into other share class(es)	(9,576)	(219,443)
Net increase (decrease) in shares outstanding	83,848	$2,233,136

Year ended November 30, 2025:
Shares sold	278,257	$6,724,406
Shares issued in reinvestment of dividends and distributions	303,784	6,971,850
Shares purchased	(665,008)	(15,903,526)
Net increase (decrease) in shares outstanding before conversion	(82,967)	(2,207,270)
Shares issued upon conversion from other share class(es)	98,517	2,367,354
Shares purchased upon conversion into other share class(es)	(41,507)	(1,008,280)
Net increase (decrease) in shares outstanding	(25,957)	$(848,196)

Class C
Six months ended May 31, 2026:
Shares sold	5,461	$101,481
Shares issued in reinvestment of dividends and distributions	28,927	557,714
Shares purchased	(38,912)	(728,633)
Net increase (decrease) in shares outstanding before conversion	(4,524)	(69,438)
Shares purchased upon conversion into other share class(es)	(39,718)	(744,703)
Net increase (decrease) in shares outstanding	(44,242)	$(814,141)

Year ended November 30, 2025:
Shares sold	42,546	$852,429
Shares issued in reinvestment of dividends and distributions	27,629	530,476
Shares purchased	(33,082)	(659,071)
Net increase (decrease) in shares outstanding before conversion	37,093	723,834
Shares purchased upon conversion into other share class(es)	(122,610)	(2,457,700)
Net increase (decrease) in shares outstanding	(85,517)	$(1,733,866)

Class R
Six months ended May 31, 2026:
Shares sold	11,863	$259,017
Shares issued in reinvestment of dividends and distributions	30,839	721,935
Shares purchased	(39,213)	(890,582)
Net increase (decrease) in shares outstanding	3,489	$90,370

Year ended November 30, 2025:
Shares sold	36,711	$866,714
Shares issued in reinvestment of dividends and distributions	25,371	579,217
Shares purchased	(90,350)	(2,127,464)
Net increase (decrease) in shares outstanding	(28,268)	$(681,533)

Class Z
Six months ended May 31, 2026:
Shares sold	45,905	$1,113,113
Shares issued in reinvestment of dividends and distributions	149,631	3,692,903
Shares purchased	(365,275)	(8,895,361)
Net increase (decrease) in shares outstanding before conversion	(169,739)	(4,089,345)
Shares issued upon conversion from other share class(es)	12,487	300,612
Shares purchased upon conversion into other share class(es)	(3,491)	(85,816)
Net increase (decrease) in shares outstanding	(160,743)	$(3,874,549)

Year ended November 30, 2025:

Share Class	Shares	Amount
Shares sold	676,456	$16,779,810
Shares issued in reinvestment of dividends and distributions	138,629	3,320,167
Shares purchased	(1,069,027)	(26,271,410)
Net increase (decrease) in shares outstanding before conversion	(253,942)	(6,171,433)
Shares issued upon conversion from other share class(es)	44,110	1,116,329
Shares purchased upon conversion into other share class(es)	(3,190)	(81,382)
Net increase (decrease) in shares outstanding	(213,022)	$(5,136,486)

Class R6
Six months ended May 31, 2026:
Shares sold	6,881	$163,355
Shares issued in reinvestment of dividends and distributions	5,850	144,549
Shares purchased	(23,324)	(570,943)
Net increase (decrease) in shares outstanding	(10,593)	$(263,039)

Year ended November 30, 2025:
Shares sold	55,247	$1,358,949
Shares issued in reinvestment of dividends and distributions	2,408	57,730
Shares purchased	(56,750)	(1,490,359)
Net increase (decrease) in shares outstanding before conversion	905	(73,680)
Shares issued upon conversion from other share class(es)	2,837	72,138
Shares purchased upon conversion into other share class(es)	(319)	(8,459)
Net increase (decrease) in shares outstanding	3,423	$(10,001)

Jennison Health Sciences

Share Class	Shares	Amount

Class A
Six months ended May 31, 2026:
Shares sold	221,690	$7,855,855
Shares issued in reinvestment of dividends and distributions	2,153,287	76,247,886
Shares purchased	(1,817,543)	(64,037,633)
Net increase (decrease) in shares outstanding before conversion	557,434	20,066,108
Shares issued upon conversion from other share class(es)	52,026	1,821,900
Shares purchased upon conversion into other share class(es)	(36,737)	(1,317,104)
Net increase (decrease) in shares outstanding	572,723	$20,570,904

Year ended November 30, 2025:
Shares sold	470,220	$16,495,490
Shares issued in reinvestment of dividends and distributions	2,533,304	86,385,668
Shares purchased	(4,218,195)	(143,302,379)
Net increase (decrease) in shares outstanding before conversion	(1,214,671)	(40,421,221)
Shares issued upon conversion from other share class(es)	115,253	3,929,090
Shares purchased upon conversion into other share class(es)	(231,766)	(7,823,053)
Net increase (decrease) in shares outstanding	(1,331,184)	$(44,315,184)

Class C
Six months ended May 31, 2026:
Shares sold	84,433	$841,386
Shares issued in reinvestment of dividends and distributions	395,236	3,857,499
Shares purchased	(184,563)	(1,863,551)
Net increase (decrease) in shares outstanding before conversion	295,106	2,835,334
Shares purchased upon conversion into other share class(es)	(44,167)	(453,327)
Net increase (decrease) in shares outstanding	250,939	$2,382,007

Year ended November 30, 2025:
Shares sold	119,581	$1,515,841
Shares issued in reinvestment of dividends and distributions	367,246	4,616,287
Shares purchased	(534,696)	(6,767,554)
Net increase (decrease) in shares outstanding before conversion	(47,869)	(635,426)

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(98,732)	$(1,258,273)
Net increase (decrease) in shares outstanding	(146,601)	$(1,893,699)

Class R
Six months ended May 31, 2026:
Shares sold	3,329	$104,417
Shares issued in reinvestment of dividends and distributions	23,012	740,744
Shares purchased	(24,940)	(800,236)
Net increase (decrease) in shares outstanding	1,401	$44,925

Year ended November 30, 2025:
Shares sold	24,658	$775,761
Shares issued in reinvestment of dividends and distributions	28,244	888,259
Shares purchased	(79,255)	(2,456,994)
Net increase (decrease) in shares outstanding	(26,353)	$(792,974)

Class Z
Six months ended May 31, 2026:
Shares sold	1,150,658	$53,816,622
Shares issued in reinvestment of dividends and distributions	1,520,202	71,221,471
Shares purchased	(2,546,652)	(118,802,562)
Net increase (decrease) in shares outstanding before conversion	124,208	6,235,531
Shares issued upon conversion from other share class(es)	29,810	1,411,419
Shares purchased upon conversion into other share class(es)	(35,611)	(1,648,453)
Net increase (decrease) in shares outstanding	118,407	$5,998,497

Year ended November 30, 2025:
Shares sold	3,188,508	$138,827,292
Shares issued in reinvestment of dividends and distributions	2,013,491	87,969,402
Shares purchased	(8,597,357)	(374,287,315)
Net increase (decrease) in shares outstanding before conversion	(3,395,358)	(147,490,621)
Shares issued upon conversion from other share class(es)	196,114	8,512,535
Shares purchased upon conversion into other share class(es)	(101,847)	(4,488,186)
Net increase (decrease) in shares outstanding	(3,301,091)	$(143,466,272)

Class R6
Six months ended May 31, 2026:
Shares sold	185,435	$9,239,313
Shares issued in reinvestment of dividends and distributions	93,034	4,407,969
Shares purchased	(225,331)	(10,359,597)
Net increase (decrease) in shares outstanding before conversion	53,138	3,287,685
Shares issued upon conversion from other share class(es)	3,961	185,565
Net increase (decrease) in shares outstanding	57,099	$3,473,250

Year ended November 30, 2025:
Shares sold	297,871	$13,238,769
Shares issued in reinvestment of dividends and distributions	88,346	3,898,720
Shares purchased	(330,391)	(14,599,162)
Net increase (decrease) in shares outstanding before conversion	55,826	2,538,327
Shares issued upon conversion from other share class(es)	28,447	1,288,980
Shares purchased upon conversion into other share class(es)	(3,503)	(161,093)
Net increase (decrease) in shares outstanding	80,770	$3,666,214

Jennison Utility

Share Class	Shares	Amount

Class A
Six months ended May 31, 2026:
Shares sold	1,490,988	$23,600,283
Shares issued in reinvestment of dividends and distributions	16,683,246	248,138,408
Shares purchased	(11,345,537)	(178,174,483)
Net increase (decrease) in shares outstanding before conversion	6,828,697	93,564,208
Shares issued upon conversion from other share class(es)	225,647	3,540,685
Shares purchased upon conversion into other share class(es)	(526,501)	(8,315,117)
Net increase (decrease) in shares outstanding	6,527,843	$88,789,776

Year ended November 30, 2025:
Shares sold	2,717,729	$42,968,020
Shares issued in reinvestment of dividends and distributions	17,410,445	258,118,122
Shares purchased	(18,900,743)	(298,415,340)
Net increase (decrease) in shares outstanding before conversion	1,227,431	2,670,802
Shares issued upon conversion from other share class(es)	357,417	5,708,556
Shares purchased upon conversion into other share class(es)	(1,169,223)	(18,669,340)
Net increase (decrease) in shares outstanding	415,625	$(10,289,982)

Class C
Six months ended May 31, 2026:
Shares sold	402,779	$6,261,831
Shares issued in reinvestment of dividends and distributions	273,898	4,021,336
Shares purchased	(283,979)	(4,385,668)
Net increase (decrease) in shares outstanding before conversion	392,698	5,897,499
Shares purchased upon conversion into other share class(es)	(163,925)	(2,535,466)
Net increase (decrease) in shares outstanding	228,773	$3,362,033

Year ended November 30, 2025:
Shares sold	518,642	$8,044,724
Shares issued in reinvestment of dividends and distributions	270,779	3,965,692
Shares purchased	(414,703)	(6,423,315)
Net increase (decrease) in shares outstanding before conversion	374,718	5,587,101
Shares purchased upon conversion into other share class(es)	(308,963)	(4,920,312)
Net increase (decrease) in shares outstanding	65,755	$666,789

Class R
Six months ended May 31, 2026:
Shares sold	276,603	$4,383,877
Shares issued in reinvestment of dividends and distributions	556,577	8,259,842
Shares purchased	(369,953)	(5,866,368)
Net increase (decrease) in shares outstanding	463,227	$6,777,351

Year ended November 30, 2025:
Shares sold	572,670	$9,025,012
Shares issued in reinvestment of dividends and distributions	543,632	8,043,409
Shares purchased	(784,364)	(12,328,335)
Net increase (decrease) in shares outstanding	331,938	$4,740,086

Class Z
Six months ended May 31, 2026:
Shares sold	2,574,582	$40,636,369
Shares issued in reinvestment of dividends and distributions	2,258,850	33,810,199
Shares purchased	(3,786,652)	(59,269,623)
Net increase (decrease) in shares outstanding before conversion	1,046,780	15,176,945
Shares issued upon conversion from other share class(es)	494,275	7,852,911
Shares purchased upon conversion into other share class(es)	(78,815)	(1,252,663)
Net increase (decrease) in shares outstanding	1,462,240	$21,777,193

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended November 30, 2025:
Shares sold	4,056,712	$64,447,898
Shares issued in reinvestment of dividends and distributions	2,217,604	33,089,171
Shares purchased	(5,824,149)	(91,559,355)
Net increase (decrease) in shares outstanding before conversion	450,167	5,977,714
Shares issued upon conversion from other share class(es)	1,118,182	17,970,078
Shares purchased upon conversion into other share class(es)	(150,881)	(2,346,268)
Net increase (decrease) in shares outstanding	1,417,468	$21,601,524

Class R6
Six months ended May 31, 2026:
Shares sold	613,852	$9,843,773
Shares issued in reinvestment of dividends and distributions	284,609	4,252,139
Shares purchased	(488,904)	(7,667,390)
Net increase (decrease) in shares outstanding before conversion	409,557	6,428,522
Shares issued upon conversion from other share class(es)	44,405	709,650
Net increase (decrease) in shares outstanding	453,962	$7,138,172

Year ended November 30, 2025:
Shares sold	755,823	$11,948,739
Shares issued in reinvestment of dividends and distributions	256,257	3,819,479
Shares purchased	(859,674)	(13,653,340)
Net increase (decrease) in shares outstanding before conversion	152,406	2,114,878
Shares issued upon conversion from other share class(es)	145,508	2,257,286
Net increase (decrease) in shares outstanding	297,914	$4,372,164

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/26/2025 - 9/24/2026
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended May 31, 2026. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at May 31, 2026
Jennison Financial Services	$326,250	4.83%	4	$368,000	$—
Jennison Health Sciences	255,000	4.75	1	255,000	—
Jennison Utility	4,328,000	4.77	4	12,985,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Financial Services	Jennison Health Sciences	Jennison Utility
Credit	–	–	X
Currency	X	X	X
Economic and Market Events	X	X	X
Equity and Equity-Related Securities	X	X	X
Financial Services Related Companies	X	–	–
Foreign Securities	X	X	X
Geographic Concentration	–	–	X
Growth Style	–	X	–
Health Sciences Companies	–	X	–
Increase in Expenses	X	X	X
Initial Public Offerings	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X
Management	X	X	X
Market Capitalization	–	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Non-Diversified Investment Company	X	–	X
Utility Sector	–	–	X

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financial Services Related Companies Risk: The Fund concentrates its investments in securities of financial services related companies. Financial services related companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition, cyberattacks and technology malfunctions and failures and other financial services related factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same

Notes to Financial Statements (unaudited) (continued)

accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Health Sciences Companies Risk: Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices, procedures and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Health sciences companies are affected by patent considerations, intense competition, pricing pressure, rapid technology change and obsolescence, changes in the demand for and costs of medical products and services, regulatory requirements of various federal and state agencies, product liability claims and other market developments. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Utility Sector Risk: The Fund is subject to risks of the utility sector, such as changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest and exchange rate fluctuations, liabilities for environmental damage and changes in the cost of providing specific utility services, due to its concentration in utility securities. The utility sector is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. When interest rates go up, the value of securities issued by utility companies historically has gone down. Although the average dividend yield of utility sector stocks has been higher than those of other companies, the total return of utility securities has historically underperformed those of industrial companies. In most countries and localities, the utility sector is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utility companies. In addition, utility companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies. As a sector fund, the Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance indexes.

Notes to Financial Statements (unaudited) (continued)

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of May 31, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Sector Funds, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 21, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	July 21, 2026